Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Portfolio

June 30, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 36.9%
United States – 36.9%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	202,544	$101,081,865
1.75%, 08/15/2041		46,935	31,167,773
2.00%, 11/15/2041		9,057	6,249,606
2.25%, 08/15/2046		12,530	8,395,100
2.375%, 02/15/2042		11,433	8,358,668
2.375%, 11/15/2049		2,885	1,927,541
2.50%, 02/15/2045		1,916	1,372,934
2.50%, 05/15/2046		23,956	16,918,925
3.00%, 05/15/2045		23,139	18,066,497
3.00%, 08/15/2048		28,274	21,576,444
3.00%, 02/15/2049		26,971	20,548,759
3.25%, 05/15/2042		11,593	9,683,611
3.375%, 08/15/2042		19,569	16,596,619
3.375%, 05/15/2044		5,710	4,776,354
3.50%, 02/15/2039		4,254	3,838,570
3.625%, 05/15/2053		27,235	23,324,053
3.75%, 11/15/2043		10,205	9,056,938
3.875%, 02/15/2043		12,073	10,955,975
3.875%, 05/15/2043		19,718	17,865,904
4.00%, 11/15/2042		33,530	31,030,967
4.125%, 08/15/2053		30,804	28,869,499
4.25%, 02/15/2054		4,634	4,439,855
4.375%, 02/15/2038		14,232	14,245,543
4.375%, 11/15/2039		47,210	46,841,172
4.375%, 08/15/2043		19,182	18,594,842
4.50%, 02/15/2036		4,048	4,128,552
4.50%, 02/15/2044		20,030	19,735,317
4.625%, 05/15/2054		12,011	12,251,118
4.75%, 02/15/2037		4,156	4,322,240
4.75%, 11/15/2043		17,479	17,784,883
4.75%, 11/15/2053		24,746	25,740,123
U.S. Treasury Notes 1.625%, 05/15/2026(a)		19,229	18,153,189
3.50%, 04/30/2028		16,210	15,685,901
3.625%, 03/31/2028		28,384	27,603,537
3.75%, 12/31/2028		80,830	78,821,977
3.875%, 11/30/2027(b)		102,699	100,773,688
3.875%, 12/31/2027(a)		75,973	74,548,702
4.00%, 02/29/2028		13,956	13,749,136
4.00%, 01/31/2029		73,672	72,590,041
4.00%, 02/15/2034		48,407	47,106,062
4.125%, 09/30/2027		20,692	20,465,483
4.125%, 03/31/2029		8,646	8,565,043
4.125%, 08/31/2030		25,659	25,362,713
4.125%, 11/15/2032		18,170	17,897,549
4.25%, 02/28/2029		15,011	14,954,709
4.375%, 08/31/2028		13,427	13,418,308
4.375%, 11/30/2028		47,131	47,152,993
4.50%, 05/31/2029		36,587	36,861,402
4.50%, 11/15/2033		17,484	17,682,921
4.625%, 04/30/2029		59,634	60,361,194
4.875%, 05/31/2026		40,677	40,759,625
4.875%, 10/31/2028		106,793	108,862,216

Total Governments - Treasuries (cost $1,522,692,636)			1,421,122,636

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 22.3%
Industrial – 10.9%
Basic – 0.3%
Freeport Indonesia PT 4.763%, 04/14/2027(c)	U.S.$	904	$884,889
Glencore Funding LLC 5.338%, 04/04/2027(c)		7,164	7,151,177
6.50%, 10/06/2033(c)		2,016	2,105,934
Nexa Resources SA 6.75%, 04/09/2034(c)		2,053	2,072,709

			12,214,709

Capital Goods – 0.8%
Boeing Co. (The) 3.25%, 02/01/2028		1,193	1,092,549
3.625%, 02/01/2031		1,417	1,240,102
5.15%, 05/01/2030		1,240	1,190,474
6.298%, 05/01/2029(c)		2,015	2,043,271
6.528%, 05/01/2034(c)		2,879	2,947,376
CNH Industrial Capital LLC 5.10%, 04/20/2029		5,776	5,754,629
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	4,913,500
Flowserve Corp. 2.80%, 01/15/2032		4,669	3,831,428
Regal Rexnord Corp. 6.05%, 02/15/2026		6,295	6,322,698
Trane Technologies Financing Ltd. 5.25%, 03/03/2033		1,849	1,860,926
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,089,522

			32,286,475

Communications - Media – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		3,490	2,985,311
6.10%, 06/01/2029		6,455	6,478,690
6.15%, 11/10/2026		935	943,742
Discovery Communications LLC 5.20%, 09/20/2047		1,999	1,551,904
5.30%, 05/15/2049		857	672,771
Fox Corp. 6.50%, 10/13/2033		2,656	2,783,329
Meta Platforms, Inc. 4.95%, 05/15/2033		3,350	3,366,314
Prosus NV 3.061%, 07/13/2031(c)		3,921	3,249,529
3.257%, 01/19/2027(c)		1,724	1,609,440
3.68%, 01/21/2030(c)		462	409,881
4.027%, 08/03/2050(c)		3,458	2,362,246

	Principal Amount (000)		U.S. $ Value

Tencent Holdings Ltd. 3.24%, 06/03/2050(c)	U.S.$	4,830	$3,145,924
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,738,537

			31,297,618

Communications - Telecommunications – 0.2%
AT&T, Inc. 4.50%, 05/15/2035 2,034			1,872,846
5.40%, 02/15/2034		2,869	2,869,086
T-Mobile USA, Inc. 3.875%, 04/15/2030		1,696	1,585,540

			6,327,472

Consumer Cyclical - Automotive – 1.6%
Cummins, Inc. 5.15%, 02/20/2034		9,058	9,070,772
Ford Motor Co. 3.25%, 02/12/2032		6,003	4,966,762
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		902	847,366
6.125%, 03/08/2034		3,932	3,895,472
General Motors Co. 6.125%, 10/01/2025		1,152	1,157,864
General Motors Financial Co., Inc. 5.75%, 02/08/2031		9,151	9,174,518
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		7,064	6,626,809
5.95%, 06/11/2029(c)		1,511	1,505,591
Hyundai Capital America 5.25%, 01/08/2027(c)		2,195	2,185,693
5.275%, 06/24/2027(c)		293	291,734
5.30%, 03/19/2027(c)		2,599	2,592,970
6.10%, 09/21/2028(c)		4,320	4,434,782
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(c)		5,380	5,336,691
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)		8,330	7,955,150

			60,042,174

Consumer Cyclical - Entertainment – 0.2%
Hasbro, Inc. 6.05%, 05/14/2034		2,322	2,317,658
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(c)		4,339	4,579,814

			6,897,472

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		8,570	7,833,237
Marriott International, Inc./MD 5.30%, 05/15/2034		1,998	1,960,857
MDC Holdings, Inc. 6.00%, 01/15/2043		3,776	3,969,520

			13,763,614

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027	U.S.$	9,151	$9,103,781

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	7,878,964
Tapestry, Inc. 7.70%, 11/27/2030		115	120,051

			7,999,015

Consumer Non-Cyclical – 1.9%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	6,600,222
BAT Capital Corp. 2.259%, 03/25/2028		8,570	7,677,092
Bayer US Finance LLC 6.125%, 11/21/2026(c)		1,087	1,098,337
Cargill, Inc. 5.125%, 10/11/2032(c)		3,643	3,635,605
Cencosud SA 5.95%, 05/28/2031(c)		1,905	1,912,739
CVS Health Corp. 5.70%, 06/01/2034		6,753	6,733,889
General Mills, Inc. 4.70%, 01/30/2027		2,460	2,429,717
Imperial Brands Finance PLC 5.875%, 07/01/2034(c)		7,441	7,295,603
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(c)		3,892	4,116,724
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		5,660	4,017,355
Philip Morris International, Inc. 4.875%, 02/13/2026		2,541	2,522,044
5.00%, 11/17/2025		4,607	4,583,965
5.375%, 02/15/2033		8,162	8,106,988
5.625%, 11/17/2029		829	846,583
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		6,561	6,969,225
Tyson Foods, Inc. 5.70%, 03/15/2034		3,052	3,038,297

			71,584,385

Energy – 1.5%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		5,587	3,550,930
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		6,461	5,221,393
5.75%, 01/15/2031(c)		2,866	2,818,453

	Principal Amount (000)		U.S. $ Value

Devon Energy Corp. 5.60%, 07/15/2041	U.S.$	4,914	$4,572,575
Energy Transfer LP 5.60%, 09/01/2034		9,646	9,567,964
EQT Corp. 5.70%, 04/01/2028		1,958	1,976,268
ONEOK, Inc. 6.05%, 09/01/2033		1,323	1,362,439
Ovintiv, Inc. 6.25%, 07/15/2033		1,563	1,611,078
6.50%, 02/01/2038		697	715,547
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		9,697	9,605,848
Suncor Energy, Inc. 6.80%, 05/15/2038		5,543	5,915,323
Var Energi ASA 7.50%, 01/15/2028(c)		5,044	5,300,992
8.00%, 11/15/2032(c)		4,495	5,015,970

			57,234,780

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028		4,277	4,318,915
6.25%, 06/15/2033		2,528	2,598,278

			6,917,193

Services – 0.4%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		9,680	7,991,130
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	3,033	3,423,498
Expedia Group, Inc. 6.25%, 05/01/2025(c)	U.S.$	211	211,542
Global Payments, Inc. 3.20%, 08/15/2029		3,208	2,884,217

			14,510,387

Technology – 1.5%
Apple, Inc. 4.10%, 08/08/2062		5,020	4,060,377
Broadcom, Inc. 3.137%, 11/15/2035(c)		1,202	962,345
3.187%, 11/15/2036(c)		8,430	6,667,456
4.926%, 05/15/2037(c)		4,241	3,987,516
Entegris, Inc. 4.75%, 04/15/2029(c)		5,311	5,073,970
Fiserv, Inc. 3.50%, 07/01/2029		9,632	8,907,288
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	5,113	5,591,856
Infor, Inc. 1.75%, 07/15/2025(c)	U.S.$	2,719	2,605,101
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		9,627	8,875,613

	Principal Amount (000)		U.S. $ Value

NXP BV/NXP Funding LLC 5.55%, 12/01/2028	U.S.$	4,119	$4,171,888
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		3,313	2,999,325
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,621,144
Western Digital Corp. 2.85%, 02/01/2029		1,351	1,170,709
3.10%, 02/01/2032		408	331,826

			58,026,414

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		1,696	1,676,532
4.75%, 10/20/2028(c)		3,940	3,841,894

			5,518,426

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		400	364,087
5.875%, 07/05/2034(c)		958	945,145

			1,309,232

Transportation - Services – 0.6%
ENA Master Trust 4.00%, 05/19/2048(c)		1,235	867,201
ERAC USA Finance LLC 4.60%, 05/01/2028(c)		2,517	2,478,213
4.90%, 05/01/2033(c)		5,812	5,655,599
Ryder System, Inc. 5.375%, 03/15/2029		7,365	7,394,755
TTX Co. 5.50%, 09/25/2026(c)		8,329	8,339,661

			24,735,429

			419,768,576

Financial Institutions – 10.3%
Banking – 8.0%
AIB Group PLC 6.608%, 09/13/2029(c)		1,569	1,619,004
7.583%, 10/14/2026(c)		8,806	8,997,618
Ally Financial, Inc. 6.992%, 06/13/2029		4,741	4,923,434
American Express Co. 5.098%, 02/16/2028		9,109	9,069,649
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		3,200	3,211,136
7.883%, 11/15/2034		800	872,112
Banco de Credito del Peru SA 3.125%, 07/01/2030(c)		5,996	5,786,140
Banco Santander SA 4.175%, 03/24/2028		3,200	3,083,584
6.35%, 03/14/2034		3,000	3,008,160
6.921%, 08/08/2033		3,200	3,344,768
9.625%, 05/21/2033(d)		4,400	4,890,776

	Principal Amount (000)		U.S. $ Value

Bank of America Corp. 2.687%, 04/22/2032	U.S.$	1,935	$1,636,255
2.972%, 02/04/2033		10,774	9,120,837
Bank of Ireland Group PLC 5.601%, 03/20/2030(c)		1,428	1,419,917
6.253%, 09/16/2026(c)		2,285	2,295,374
Barclays PLC 5.088%, 06/20/2030		1,648	1,576,345
5.674%, 03/12/2028		736	736,994
6.224%, 05/09/2034		3,451	3,537,033
7.119%, 06/27/2034		1,360	1,445,680
BNP Paribas SA 2.591%, 01/20/2028(c)		2,660	2,471,433
4.625%, 02/25/2031(c) (d)		943	755,635
5.497%, 05/20/2030(c)		6,651	6,625,460
7.375%, 08/19/2025(c) (d)		3,060	3,054,155
BPCE SA 6.508%, 01/18/2035(c)		8,900	8,922,072
CaixaBank SA 6.037%, 06/15/2035(c)		2,782	2,791,264
6.684%, 09/13/2027(c)		5,127	5,221,029
Capital One Financial Corp. 5.468%, 02/01/2029		1,883	1,875,148
6.377%, 06/08/2034		5,768	5,922,813
Citigroup, Inc. 2.561%, 05/01/2032		6,477	5,397,219
4.075%, 04/23/2029		5,373	5,149,322
Series W 4.00%, 12/10/2025(d)		3,243	3,110,329
Cooperatieve Rabobank UA 5.564%, 02/28/2029(c)		7,918	7,950,464
Credit Agricole SA 6.251%, 01/10/2035(c)		7,161	7,206,329
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	4,006,109
2.552%, 01/07/2028		604	558,283
3.961%, 11/26/2025		1,336	1,324,590
6.119%, 07/14/2026		4,678	4,683,707
7.146%, 07/13/2027		1,492	1,528,211
Discover Bank Series B 5.974%, 08/09/2028		2,264	2,257,661
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		10,017	8,420,190
2.65%, 10/21/2032		701	582,973
Series P 8.461% (CME Term SOFR 3 Month + 3.14%), 07/29/2024(d) (e)		1,153	1,155,479
Series V 4.125%, 11/10/2026(d)		3,016	2,822,011
HSBC Holdings PLC 2.804%, 05/24/2032		2,559	2,142,855
2.848%, 06/04/2031		7,601	6,564,528
7.399%, 11/13/2034		2,575	2,793,308
8.113%, 11/03/2033		6,645	7,511,508

	Principal Amount (000)		U.S. $ Value

ING Groep NV 6.083%, 09/11/2027	U.S.$	6,267	$6,334,370
Intesa Sanpaolo SpA 7.20%, 11/28/2033(c)		4,756	5,098,527
JPMorgan Chase & Co. 2.963%, 01/25/2033		12,789	10,902,111
KBC Group NV 5.796%, 01/19/2029(c)		1,666	1,677,862
Lloyds Banking Group PLC 4.976%, 08/11/2033		366	349,603
5.462%, 01/05/2028		656	654,760
7.50%, 09/27/2025(d)		5,358	5,361,108
7.953%, 11/15/2033		2,446	2,747,103
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		2,363	2,359,834
Morgan Stanley 0.406%, 10/29/2027	EUR	3,196	3,177,928
Morgan Stanley Bank NA Series B 5.504%, 05/26/2028	U.S.$	6,454	6,498,533
Nationwide Building Society 2.972%, 02/16/2028(c)		5,154	4,829,195
NatWest Group PLC 3.032%, 11/28/2035		669	560,328
6.475%, 06/01/2034		537	545,603
8.125%, 11/10/2033(d)		1,358	1,375,070
PNC Financial Services Group, Inc. (The) Series R 8.648% (CME Term SOFR 3 Month + 3.30%), 09/01/2024(d) (e)		1,677	1,683,876
Santander Holdings USA, Inc. 2.49%, 01/06/2028		1,399	1,289,150
6.174%, 01/09/2030		819	826,011
6.499%, 03/09/2029		331	336,948
6.565%, 06/12/2029		50	51,172
Santander UK Group Holdings PLC 6.833%, 11/21/2026		7,481	7,577,654
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(c)		1,913	1,912,426
Societe Generale SA 2.797%, 01/19/2028(c)		4,567	4,214,473
5.519%, 01/19/2028(c)		4,676	4,622,694
Standard Chartered PLC 3.971%, 03/30/2026(c)		3,723	3,669,352
6.187%, 07/06/2027(c)		3,042	3,068,192
7.101% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		300	283,983
Swedbank AB Series NC5 5.625%, 09/17/2024(c) (d)		400	398,008
UBS Group AG 3.091%, 05/14/2032(c)		9,944	8,486,011
4.194%, 04/01/2031(c)		2,852	2,660,374

	Principal Amount (000)		U.S. $ Value

6.373%, 07/15/2026(c)	U.S.$	6,080	$6,110,765
7.00%, 02/19/2025(c) (d)		408	406,980
9.25%, 11/13/2028(c) (d)		1,113	1,195,306
9.25%, 11/13/2033(c) (d)		1,022	1,144,487
UniCredit SpA 1.982%, 06/03/2027(c)		271	252,615
2.569%, 09/22/2026(c)		6,253	6,000,004
3.127%, 06/03/2032(c)		1,858	1,576,290
Wells Fargo & Co. 3.35%, 03/02/2033		12,130	10,530,053
3.584%, 05/22/2028		2,117	2,016,083
Series BB 3.90%, 03/15/2026(d)		2,664	2,550,993

			308,714,736

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(d)		7,570	7,087,034

Finance – 0.6%
Aircastle Ltd. 2.85%, 01/26/2028(c)		9,438	8,532,046
4.25%, 06/15/2026		530	516,623
5.25%, 08/11/2025(c)		2,686	2,665,103
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		4,547	4,278,772
1.95%, 09/20/2026(c)		1,485	1,368,324
3.50%, 11/01/2027(c)		1,123	1,050,982
4.125%, 08/01/2025(c)		35	34,356
4.875%, 10/01/2025(c)		1,447	1,427,711
5.50%, 12/15/2024(c)		2,808	2,800,503
6.375%, 07/15/2030(c)		258	266,728

			22,941,148

Insurance – 0.9%
Athene Global Funding 1.985%, 08/19/2028(c)		3,079	2,681,901
2.55%, 11/19/2030(c)		606	505,556
2.717%, 01/07/2029(c)		1,145	1,016,382
5.583%, 01/09/2029(c)		541	543,104
5.62%, 05/08/2026(c)		5,842	5,845,856
Humana, Inc. 5.375%, 04/15/2031		2,538	2,524,066
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		5,200	5,580,380
Principal Life Global Funding II 5.10%, 01/25/2029(c)		6,566	6,526,801
Prudential Financial, Inc. 5.375%, 05/15/2045		615	608,715
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		1,600	1,539,696
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(c)		8,000	7,887,920

			35,260,377

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.1%
GPS Blue Financing DAC 5.645%, 11/09/2041(c)	U.S.$	4,889	$4,665,964

REITs – 0.5%
American Tower Corp. 2.10%, 06/15/2030		1,515	1,269,055
3.65%, 03/15/2027		1,936	1,853,972
5.20%, 02/15/2029		3,698	3,684,207
Crown Castle, Inc. 5.60%, 06/01/2029		1,920	1,936,454
5.80%, 03/01/2034		2,053	2,073,448
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,575	3,839,477
4.00%, 01/15/2031		1,790	1,605,272
Trust Fibra Uno 5.25%, 01/30/2026(c)		996	967,793

			17,229,678

			395,898,937

Utility – 1.1%
Electric – 1.1%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		1,612	1,395,792
Alexander Funding Trust II 7.467%, 07/31/2028(c)		1,615	1,707,184
American Electric Power Co., Inc. 6.95%, 12/15/2054		3,588	3,575,047
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		3,641	2,802,878
Electricite de France SA 9.125%, 03/15/2033(c) (d)		1,420	1,546,082
Enel Finance International NV 5.50%, 06/26/2034(c)		9,669	9,420,120
Engie Energia Chile SA 3.40%, 01/28/2030(c)		3,834	3,346,363
6.375%, 04/17/2034(c)		2,080	2,108,600
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		1,217	1,219,982
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(c)		3,243	3,148,531
NRG Energy, Inc. 4.45%, 06/15/2029(c)		542	511,415
7.00%, 03/15/2033(c)		5,900	6,221,963
Pacific Gas and Electric Co. 5.55%, 05/15/2029		1,713	1,716,752
Vistra Operations Co., LLC 6.95%, 10/15/2033(c)		4,313	4,604,602

			43,325,311

	Principal Amount (000)			U.S. $ Value

Other Utility – 0.0%
American Water Capital Corp. 2.30%, 06/01/2031	U.S.$	1,654		$1,369,065

				44,694,376

Total Corporates - Investment Grade (cost $885,756,344)				860,361,889

MORTGAGE PASS-THROUGHS – 20.9%
Agency Fixed Rate 30-Year – 20.5%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		5,346		4,804,760
3.50%, 10/01/2049		5,256		4,721,206
3.50%, 11/01/2049		1,995		1,791,840
Series 2020 3.50%, 01/01/2050		4,348		3,915,012
Series 2022 2.00%, 03/01/2052		23,966		18,953,657
2.50%, 04/01/2052		28,942		23,928,848
3.00%, 03/01/2052		15,596		13,440,456
3.00%, 05/01/2052		22,389		19,070,774
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	**	441
Series 2007 5.50%, 07/01/2035		407		413,217
Series 2016 4.00%, 02/01/2046		4,075		3,870,339
Series 2017 4.00%, 07/01/2044		2,875		2,728,336
Series 2018 4.00%, 08/01/2048		2,083		1,942,769
4.50%, 10/01/2048		3,367		3,239,496
4.50%, 11/01/2048		3,702		3,562,022
5.00%, 09/01/2048		1,194		1,179,087
5.00%, 11/01/2048		1,483		1,464,045
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		1		788
Series 2003 5.50%, 04/01/2033		353		357,511
5.50%, 07/01/2033		773		783,126
5.50%, 11/01/2033		0	**	76
Series 2004 5.50%, 04/01/2034		183		185,951
5.50%, 05/01/2034		170		171,993
5.50%, 11/01/2034		654		663,502
6.50%, 08/01/2034		1		855
Series 2005 5.50%, 02/01/2035		898		910,800
Series 2006 5.50%, 04/01/2036		165		167,556

	Principal Amount (000)		U.S. $ Value

Series 2007 5.50%, 09/01/2036	U.S.$	310	$314,902
Series 2008 6.00%, 03/01/2037		2	2,352
Series 2010 4.00%, 12/01/2040		1,826	1,733,960
Series 2012 3.50%, 02/01/2042		1,140	1,050,490
3.50%, 11/01/2042		12,354	11,376,438
3.50%, 01/01/2043		2,055	1,889,649
Series 2013 3.50%, 04/01/2043		7,209	6,626,903
4.00%, 10/01/2043		5,633	5,319,371
Series 2015 3.00%, 05/01/2045		2,317	2,033,429
3.00%, 08/01/2045		4,094	3,593,757
Series 2018 3.50%, 02/01/2048		2,801	2,518,058
3.50%, 05/01/2048		1,200	1,083,053
4.50%, 09/01/2048		5,231	5,026,545
Series 2019 3.50%, 08/01/2049		1,737	1,561,256
3.50%, 09/01/2049		2,058	1,849,216
3.50%, 10/01/2049		5,487	4,927,831
3.50%, 11/01/2049		4,410	3,958,104
Series 2020 3.50%, 01/01/2050		4,141	3,721,421
Series 2021 2.00%, 07/01/2051		25,707	20,177,544
2.00%, 12/01/2051		45,616	35,761,594
2.50%, 01/01/2052		7,891	6,527,421
Series 2022 2.00%, 05/01/2052		12,381	9,706,429
2.50%, 03/01/2052		17,408	14,394,880
2.50%, 04/01/2052		18,446	15,238,269
2.50%, 05/01/2052		23,930	19,770,363
3.00%, 02/01/2052		18,600	16,030,006
3.00%, 03/01/2052		24,069	20,742,668
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		1,159	1,023,338
3.00%, 05/20/2046		1,075	949,632
3.00%, 12/20/2046		311	274,777
Series 2023 5.50%, 04/20/2053		18,426	18,283,846
5.50%, 07/20/2053		9,668	9,596,597
Series 2024 3.00%, 07/15/2054, TBA		11,411	9,950,028
4.00%, 07/15/2054, TBA		4,157	3,841,182
4.50%, 07/15/2054, TBA		58,866	55,956,307
5.00%, 07/15/2054, TBA		48,025	46,759,191
5.50%, 07/15/2054, TBA		13,531	13,424,779
Uniform Mortgage-Backed Security Series 2024 2.00%, 07/15/2054, TBA		54,968	42,990,990
2.50%, 07/15/2054, TBA		69,193	56,511,224
3.00%, 07/15/2054, TBA		16,763	14,264,418
4.00%, 07/15/2054, TBA		9,401	8,600,015
4.50%, 07/15/2054, TBA		8,559	8,067,859

	Principal Amount (000)			U.S. $ Value

5.00%, 07/15/2054, TBA	U.S.$	8,405		$8,122,970
5.50%, 07/15/2054, TBA		70,489		69,522,786
6.00%, 07/15/2054, TBA		67,485		67,675,013
6.50%, 07/15/2054, TBA		25,913		26,372,038

				791,391,362

Agency Fixed Rate 15-Year – 0.4%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		4		4,146
Series 2016 2.50%, 02/01/2031		10		9,532
2.50%, 04/01/2031		6		6,107
2.50%, 05/01/2031		29		27,153
2.50%, 07/01/2031		941		883,285
2.50%, 08/01/2031		326		306,326
2.50%, 09/01/2031		180		168,604
2.50%, 10/01/2031		1,041		976,898
2.50%, 11/01/2031		7,135		6,688,323
2.50%, 12/01/2031		2,768		2,592,834
2.50%, 01/01/2032		382		357,061
Series 2017 2.50%, 01/01/2032		1,797		1,683,375
2.50%, 02/01/2032		99		92,425

				13,796,069

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029		128		125,723
4.50%, 08/01/2029		36		35,022
4.50%, 10/01/2029		7		6,608

				167,353

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.596% (RFUCCT1Y + 2.18%), 12/01/2036(e)		0	**	139
Series 2007 6.60% (RFUCCT1Y + 2.10%), 03/01/2037(e)		0	**	324

				463

Total Mortgage Pass-Throughs (cost $844,246,687)				805,355,247

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.6%
Risk Share Floating Rate – 6.2%
Bellemeade Re Ltd. Series 2021-3A, Class A2 6.335% (CME Term SOFR + 1.00%), 09/25/2031(c) (e)		7,199		7,199,143
Series 2022-1, Class M1B 7.485% (CME Term SOFR + 2.15%), 01/26/2032(c) (e)		3,969		3,997,551

	Principal Amount (000)		U.S. $ Value

Series 2022-2, Class M1A 9.335% (CME Term SOFR + 4.00%), 09/27/2032(c) (e)	U.S.$	7,387	$7,575,415
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 6.985% (CME Term SOFR + 1.65%), 12/25/2041(c) (e)		3,513	3,537,564
Series 2022-R01, Class 1M2 7.235% (CME Term SOFR + 1.90%), 12/25/2041(c) (e)		9,352	9,463,480
Series 2022-R02, Class 2M1 6.535% (CME Term SOFR + 1.20%), 01/25/2042(c) (e)		3,777	3,778,260
Series 2022-R03, Class 1M2 8.835% (CME Term SOFR + 3.50%), 03/25/2042(c) (e)		6,435	6,773,653
Series 2022-R04, Class 1M2 8.435% (CME Term SOFR + 3.10%), 03/25/2042(c) (e)		1,747	1,819,698
Series 2022-R05, Class 2M2 8.335% (CME Term SOFR + 3.00%), 04/25/2042(c) (e)		5,001	5,177,612
Series 2022-R06, Class 1M1 8.085% (CME Term SOFR + 2.75%), 05/25/2042(c) (e)		6,173	6,345,477
Series 2022-R07, Class 1M1 8.285% (CME Term SOFR + 2.95%), 06/25/2042(c) (e)		6,417	6,632,832
Series 2022-R08, Class 1M1 7.885% (CME Term SOFR + 2.55%), 07/25/2042(c) (e)		5,208	5,356,425
Series 2023-R01, Class 1M1 7.735% (CME Term SOFR + 2.40%), 12/25/2042(c) (e)		4,167	4,290,225
Series 2023-R02, Class 1M1 7.635% (CME Term SOFR + 2.30%), 01/25/2043(c) (e)		3,019	3,095,754
Series 2023-R03, Class 2M1 7.835% (CME Term SOFR + 2.50%), 04/25/2043(c) (e)		7,745	7,924,986
Series 2023-R04, Class 1M1 7.635% (CME Term SOFR + 2.30%), 05/25/2043(c) (e)		6,438	6,615,428
Series 2023-R05, Class 1M1 7.235% (CME Term SOFR + 1.90%), 06/25/2043(c) (e)		5,882	5,955,194
Series 2023-R06, Class 1M1 7.035% (CME Term SOFR + 1.70%), 07/25/2043(c) (e)		5,716	5,769,029
Series 2024-R02, Class 1M1 6.435% (CME Term SOFR + 1.10%), 02/25/2044(c) (e)		3,444	3,446,204

	Principal Amount (000)		U.S. $ Value

Series 2024-R03, Class 2M1 6.485% (CME Term SOFR + 1.15%), 03/25/2044(c) (e)	U.S.$	6,131	$6,141,696
Series 2024-R04, Class 1M1 6.424% (CME Term SOFR + 1.10%), 05/25/2044(c) (e)		6,283	6,287,221
Eagle Re Ltd. Series 2021-2, Class M1B 7.385% (CME Term SOFR + 2.05%), 04/25/2034 (c) (e)		1,055	1,057,106
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.75% (CME Term SOFR + 3.41%), 10/25/2027(e)		258	258,989
Series 2016-HQA3, Class M3 9.30% (CME Term SOFR + 3.96%), 03/25/2029(e)		897	935,475
Series 2021-DNA5, Class M2 6.985% (CME Term SOFR + 1.65%), 01/25/2034(c) (e)		1,530	1,540,245
Series 2021-DNA6, Class M2 6.835% (CME Term SOFR + 1.50%), 10/25/2041(c) (e)		9,778	9,827,075
Series 2021-DNA7, Class M2 7.135% (CME Term SOFR + 1.80%), 11/25/2041(c) (e)		9,563	9,661,819
Series 2021-HQA3, Class M1 6.185% (CME Term SOFR + 0.85%), 09/25/2041(c) (e)		2,249	2,243,851
Series 2021-HQA4, Class M1 6.285% (CME Term SOFR + 0.95%), 12/25/2041(c) (e)		3,402	3,397,539
Series 2021-HQA4, Class M2 7.685% (CME Term SOFR + 2.35%), 12/25/2041(c) (e)		6,126	6,201,822
Series 2022-DNA1, Class M1A 6.335% (CME Term SOFR + 1.00%), 01/25/2042(c) (e)		2,657	2,657,005
Series 2022-DNA1, Class M1B 7.185% (CME Term SOFR + 1.85%), 01/25/2042(c) (e)		4,940	4,995,582
Series 2022-DNA2, Class M1B 7.735% (CME Term SOFR + 2.40%), 02/25/2042(c) (e)		7,072	7,248,914
Series 2022-DNA3, Class M1B 8.235% (CME Term SOFR + 2.90%), 04/25/2042(c) (e)		2,957	3,073,555
Series 2022-DNA4, Class M1B 8.685% (CME Term SOFR + 3.35%), 05/25/2042(c) (e)		5,585	5,863,034
Series 2022-DNA5, Class M1B 9.835% (CME Term SOFR + 4.50%), 06/25/2042(c) (e)		9,989	10,835,580

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA7, Class M1A 7.835% (CME Term SOFR + 2.50%), 03/25/2052(c) (e)	U.S.$	5,570	$5,668,382
Series 2022-HQA1, Class M1B 8.835% (CME Term SOFR + 3.50%), 03/25/2042(c) (e)		1,664	1,749,066
Series 2023-DNA1, Class M1A 7.435% (CME Term SOFR + 2.10%), 03/25/2043(c) (e)		3,598	3,662,677
Series 2023-DNA2, Class M1A 7.435% (CME Term SOFR + 2.10%), 04/25/2043(c) (e)		11,602	11,872,372
Series 2023-HQA1, Class M1A 7.335% (CME Term SOFR + 2.00%), 05/25/2043(c) (e)		4,520	4,588,435
Series 2023-HQA2, Class M1A 7.335% (CME Term SOFR + 2.00%), 06/25/2043(c) (e)		4,380	4,418,182
Series 2024-HQA1, Class M1 6.585% (CME Term SOFR + 1.25%), 03/25/2044(c) (e)		7,399	7,424,074
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.15% (CME Term SOFR + 5.81%), 04/25/2028(e)		766	806,139
Series 2016-C02, Class 1M2 11.45% (CME Term SOFR + 6.11%), 09/25/2028(e)		165	170,481
Series 2021-R02, Class 2M2 7.335% (CME Term SOFR + 2.00%), 11/25/2041(c) (e)		4,242	4,273,590
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.70% (CME Term SOFR + 4.36%), 11/25/2024(c) (e)		177	184,404
Oaktown Re VII Ltd. Series 2021-2, Class M1A 6.935% (CME Term SOFR + 1.60%), 04/25/2034(c) (e)		2,304	2,306,108
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.21% (CME Term SOFR 1 Month + 3.86%), 05/30/2025(c) (e)		2,318	2,319,217
Series 2019-3R, Class A 9.149% (CME Term SOFR + 3.81%), 11/27/2031(c) (e)		171	170,815
Series 2020-1R, Class A 8.799% (CME Term SOFR + 3.46%), 02/25/2025(c) (e)		721	717,845
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.70% (CME Term SOFR + 5.36%), 11/25/2025(c) (e)		855	882,221
Series 2015-WF1, Class 2M2 10.95% (CME Term SOFR + 5.61%), 11/25/2025(c) (e)		215	223,904

			238,418,350

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 5008, Class AI 3.50%, 09/25/2050(f)	U.S.$	8,672	$1,632,279
Series 5040, Class AI 3.50%, 11/25/2050(f)		6,277	1,066,578
Series 5043, Class IO 5.00%, 11/25/2050(f)		12,618	2,821,650
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.676%, 05/28/2035		1,208	1,166,789
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045(f)		5,371	802,543

			7,489,839

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 0.653% (5.99% - CME Term SOFR), 12/15/2044(e) (g)		6,065	599,487
Series 4585, Class DS 0.553% (5.89% - CME Term SOFR), 05/15/2046(e) (g)		3,979	396,642
Series 4693, Class SL 0.703% (6.04% - CME Term SOFR), 06/15/2047(e) (g)		2,552	327,239
Series 4954, Class SL 0.60% (5.94% - CME Term SOFR), 02/25/2050(e) (g)		1,796	185,019
Series 4981, Class HS 0.65% (5.99% - CME Term SOFR), 06/25/2050(e) (g)		15,283	1,332,911
Federal National Mortgage Association REMICs Series 2015-26, Class SH 1.00% (6.34% - CME Term SOFR), 05/25/2045(e) (g)		4,809	600,544
Series 2016-106, Class ES 0.55% (5.89% - CME Term SOFR), 01/25/2047(e) (g)		2,756	309,698
Series 2017-62, Class AS 0.70% (6.04% - CME Term SOFR), 08/25/2047(e) (g)		3,476	387,074
Series 2017-97, Class SW 0.75% (6.09% - CME Term SOFR), 12/25/2047(e) (g)		5,049	590,526

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association Series 2017-122, Class SA 0.747% (6.09% - CME Term SOFR 1 Month), 08/20/2047(e) (g)	U.S.$	4,276	$504,685
Series 2017-134, Class MS 0.747% (6.09% - CME Term SOFR 1 Month), 09/20/2047(e) (g)		4,910	594,651
Series 2017-43, Class ST 0.647% (5.99% - CME Term SOFR 1 Month), 03/20/2047(e) (g)		5,794	660,331

			6,488,807

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.84% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(e)		3,580	1,132,694
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.96% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(e)		525	396,332
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.56% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(c) (e)		646	646,894

			2,175,920

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		257	174,273
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,912	1,005,236
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		435	293,144
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	253,142

			1,725,795

Total Collateralized Mortgage Obligations (cost $253,130,434)			256,298,711

ASSET-BACKED SECURITIES – 5.2%
Autos - Fixed Rate – 2.7%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(c)		3,622	3,635,274
American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.09%, 11/12/2027(c)		8,592	8,607,483
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026		2,844	2,844,483

	Principal Amount (000)		U.S. $ Value

Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(c)	U.S.$	1,247	$1,248,275
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(c)		4,800	4,796,171
Series 2023-5A, Class B 6.12%, 04/20/2028(c)		3,817	3,844,555
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		619	582,652
Series 2021-N4, Class D 2.30%, 09/11/2028		1,729	1,668,334
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,676,977
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		4,552	4,430,299
Series 2022-A, Class C 2.17%, 04/16/2029(c)		4,721	4,654,250
Series 2023-A, Class A 5.54%, 03/16/2026(c)		377	377,297
Series 2024-C, Class A 5.88%, 02/15/2028(c)		4,440	4,439,738
DT Auto Owner Trust Series 2023-1A, Class A 5.48%, 04/15/2027(c)		1,247	1,246,775
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		561	549,645
Series 2023-1A, Class A2 6.57%, 06/15/2028(c)		2,347	2,361,510
Flagship Credit Auto Trust Series 2023-2, Class A2 5.76%, 04/15/2027(c)		3,224	3,221,721
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		5,650	5,242,497
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		171	170,730
Series 2022-1A, Class A 5.21%, 06/15/2027(c)		1,937	1,930,746
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)		5,154	5,194,264
Series 2023-2A, Class A2 7.09%, 10/16/2028(c)		3,368	3,396,320
Series 2024-2A, Class A1 5.817%, 05/15/2025(c)		1,814	1,814,176
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(c)		544	544,535

	Principal Amount (000)		U.S. $ Value

Prestige Auto Receivables Trust Series 2024-1A, Class A1 5.648%, 04/15/2025(c)	U.S.$	2,173	$2,172,816
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(c)		2,492	2,478,830
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(c)		3,527	3,544,198
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)		1,559	1,551,077
Series 2022-C, Class B 6.451%, 12/15/2032(c)		1,993	1,995,260
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(c)		490	486,193
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		4,065	4,068,242
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(c)		3,017	3,009,113
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(c)		3,889	3,890,932
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(c)		1,227	1,227,359
Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(c)		2,523	2,522,514
Series 2023-P1, Class C 6.44%, 06/15/2027(c)		2,202	2,209,677
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		3,315	3,316,012

			102,950,930

Other ABS - Fixed Rate – 2.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		8,277	7,324,014
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		16	16,237
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		230	226,303
Series 2022-X1, Class A 1.75%, 02/15/2027(c)		130	128,640
Series 2024-X1, Class A 6.27%, 05/15/2029(c)		5,090	5,096,081

	Principal Amount (000)		U.S. $ Value

Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(c)	U.S.$	1,484	$1,480,238
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)		1,613	1,596,389
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(c)		406	401,139
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		848	771,618
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		1,770	1,559,665
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		493	480,910
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(c)		3,651	3,296,947
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(c)		7,711	6,952,538
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		1,998	1,772,572
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		3,158	3,012,262
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		2,558	2,324,993
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(c)		3,038	3,035,157
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(c)		3,186	3,187,051
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		1,812	1,674,384
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		5,399	4,747,230
Series 2023-1A, Class A2 7.308%, 01/30/2053(c)		6,551	6,601,390
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(c)		2,008	1,662,658
Series 2021-CA, Class B 2.53%, 04/20/2062(c)		3,421	2,779,562
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		3,096	2,577,649

	Principal Amount (000)		U.S. $ Value

NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(c)	U.S.$	1,392	$1,394,676
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(c)		5,418	5,422,125
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(c)		4,290	4,294,043
Series 2024-3, Class A 6.258%, 10/15/2031(c)		6,195	6,198,033
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(c)		7,520	7,525,918

			87,540,422

Credit Cards - Fixed Rate – 0.2%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(c)		6,026	6,018,903
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(c)		4,135	4,130,889

			10,149,792

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 6.06% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(e)		2	2,090

Total Asset-Backed Securities (cost $206,966,409)			200,643,234

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.5%
Non-Agency Floating Rate CMBS – 1.4%
AREIT Trust Series 2022-CRE6, Class A 6.583% (CME Term SOFR + 1.25%), 01/20/2037(c) (e)		10,145	10,062,777
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.376% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(c) (e)		10,570	10,540,189
BBCMS Mortgage Trust Series 2020-BID, Class A 7.584% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(c) (e)		7,708	7,701,601
BFLD Trust Series 2021-FPM, Class A 7.044% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(c) (e)		11,683	11,682,998

	Principal Amount (000)		U.S. $ Value

BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.275% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(c) (e)	U.S.$	1,772	$1,723,482
Series 2019-IMC, Class E 7.525% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(c) (e)		6,595	6,431,396
CLNY Trust Series 2019-IKPR, Class D 7.468% (CME Term SOFR 1 Month + 2.14%), 11/15/2038(c) (e)		2,751	2,607,084
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.335% (CME Term SOFR + 2.00%), 01/25/2051(c) (e)		622	618,377
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.908% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(c) (e)		2,335	2,174,378

			53,542,282

Non-Agency Fixed Rate CMBS – 1.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(c)		2,805	2,247,237
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,174,157
Commercial Mortgage Trust Series 2012-CR3, Class E 4.43%, 10/15/2045(c)		3,938	2,226,107
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.296%, 08/10/2044(c)		333	158,391
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(h)		3,422	3,284,829
Series 2021-1, Class A2 2.435%, 08/15/2026(h)		9,371	8,960,538
Series 2021-1, Class AS 2.638%, 08/15/2026(h)		249	232,144
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(h)		6,860	6,776,689
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.248%, 08/15/2046(c)		2,527	1,812,903
Series 2014-C21, Class B 4.341%, 08/15/2047		1,857	1,792,105
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,194,303

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049	U.S.$	3,000	$2,578,015
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		817	312,142
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		1,056	1,027,345
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	2,801,499
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,066,195

			41,644,599

Total Commercial Mortgage-Backed Securities (cost $101,551,120)			95,186,881

COLLATERALIZED LOAN OBLIGATIONS – 1.8%
CLO - Floating Rate – 1.8%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.72% (CME Term SOFR 3 Month + 1.39%), 04/15/2034(c) (e)		3,427	3,429,149
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 6.786% (CME Term SOFR 3 Month + 1.46%), 07/20/2034(c) (e)		6,496	6,500,697
Elevation CLO Ltd. Series 2020-11A, Class D1 9.44% (CME Term SOFR 3 Month + 4.11%), 04/15/2033(c) (e)		4,500	4,450,990
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.716% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(c) (e)		5,900	5,908,815
Elmwood CLO XII Ltd. Series 2021-5A, Class D 8.636% (CME Term SOFR 3 Month + 3.31%), 01/20/2035(c) (e)		2,100	2,100,874
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 6.698% (CME Term SOFR 3 Month + 1.37%), 07/19/2034(c) (e)		4,290	4,298,438
Golub Capital Partners 48 LP Series 2020-48A, Class A1 6.889% (CME Term SOFR 3 Month + 1.57%), 04/17/2033(c) (e)		644	644,362
Kings Park CLO Ltd. Series 2021-1A, Class A 6.716% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(c) (e)		8,477	8,483,962

	Principal Amount (000)		U.S. $ Value

Palmer Square CLO Ltd. Series 2021-4A, Class A 6.76% (CME Term SOFR 3 Month + 1.43%), 10/15/2034(c) (e)	U.S.$	730	$730,407
Pikes Peak CLO 8 Series 2021-8A, Class A 6.756% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(c) (e)		7,300	7,303,993
Rad CLO 14 Ltd. Series 2021-14A, Class A 6.76% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(c) (e)		829	829,314
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 6.645% (CME Term SOFR 3 Month + 1.32%), 04/20/2035(c) (e)		5,153	5,156,667
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.75% (CME Term SOFR 3 Month + 1.42%), 10/15/2034(c) (e)		11,084	11,093,933
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.746% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(c) (e)		5,449	5,453,606
Series 2021-3A, Class D 8.836% (CME Term SOFR 3 Month + 3.51%), 10/20/2034(c) (e)		3,200	3,205,530
Sixth Street CLO XVII Ltd. Series 2021-17A, Class A 6.826% (CME Term SOFR 3 Month + 1.50%), 01/20/2034(c) (e)		1,089	1,090,080
TICP CLO XV Ltd. Series 2020-15A, Class A 6.866% (CME Term SOFR 3 Month + 1.54%), 04/20/2033(c) (e)		250	250,215

Total Collateralized Loan Obligations (cost $70,708,468)			70,931,032

INFLATION-LINKED SECURITIES – 1.2%
United States – 1.2%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $45,422,503)		50,220	46,131,389

AGENCIES – 0.9%
Agency Debentures – 0.9%
Federal Home Loan Banks 4.00%, 06/30/2028		27,220	26,812,517
4.75%, 12/08/2028		8,990	9,077,742

Total Agencies (cost $36,322,687)			35,890,259

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.6%
Communications - Media – 0.1%
DISH DBS Corp. 5.75%, 12/01/2028(c)	U.S.$	3,890	$2,676,631
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)	EUR	2,093	1,934,145

			4,610,776

Communications - Telecommunications – 0.0%
Altice France SA 3.375%, 01/15/2028(c)		1,024	762,383

Consumer Cyclical - Other – 0.2%
Caesars Entertainment, Inc. 7.00%, 02/15/2030(c)	U.S.$	1,793	1,832,141
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(c)		2,297	2,298,539
6.125%, 04/01/2032(c)		1,315	1,320,615

			5,451,295

Consumer Non-Cyclical – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(c)		3,900	3,505,554
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)	EUR	1,420	1,429,231

			4,934,785

Energy – 0.1%
Sunoco LP 7.00%, 05/01/2029(c)	U.S.$	1,508	1,546,077
7.25%, 05/01/2032(c)		2,057	2,126,671
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		342	320,317

			3,993,065

Other Industrial – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		3,418	4,273

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(c)	EUR	2,174	2,274,231
Block, Inc. 6.50%, 05/15/2032(c)	U.S.$	3,002	3,042,707

			5,316,938

			25,073,515

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (d)	U.S.$	2,589	$2,564,844

Total Corporates - Non-Investment Grade (cost $32,746,642)			27,638,359

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.5%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		2,591	2,356,190
4.50%, 01/31/2030(c)		1,724	1,459,366
CSN Resources SA 4.625%, 06/10/2031(c)		1,862	1,461,670
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		761	590,013

			5,867,239

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		6,552	5,810,805

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		2,862	2,678,832

Energy – 0.1%
Ecopetrol SA 8.625%, 01/19/2029		4,800	5,052,480
Oleoducto Central SA 4.00%, 07/14/2027(c)		319	295,713

			5,348,193

			19,705,069

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(c)		565	557,440

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(c)		1,888	1,834,759

			2,392,199

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (i) (j)		2,731	166,572
7.125%, 12/26/2046(c) (i) (j) (k)		821	48,006

			214,578

Total Emerging Markets - Corporate Bonds (cost $25,777,781)			22,311,846

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027	U.S.$	6,821	$6,189,316
State of California Series 2010 7.625%, 03/01/2040		8,520	10,102,389
University of California Series 2021-B 3.071%, 05/15/2051		7,960	5,441,707

Total Local Governments - US Municipal Bonds (cost $23,338,965)			21,733,412

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(c)		7,339	7,545,410

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(c)		4,878	4,894,768

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(c)		1,800	1,679,625

Total Quasi-Sovereigns (cost $14,191,481)			14,119,803

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(c) (cost $3,827,000)		3,827	3,432,341

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $2,483,997)		2,490	1,962,120

Company	Shares		U.S. $ Value

COMMON STOCKS – 0.0%
Financials – 0.0%
Insurance – 0.0%
Mt Logan Re Ltd. Special Investment, Series 2, December 2021 - Class U-1(k) (l) (m)		1,463	$497,230
Mt Logan Re Ltd. Special Investment, Series 2, December 2022 - Class U-1(k) (l) (m)		2,136	1,153,564

Total Common Stocks (cost $3,196,458)			1,650,794

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 9.2%
U.S. Treasury Bills – 9.2%
United States – 9.2%
U.S. Treasury Bill Zero Coupon, 07/25/2024	U.S.$	114,912	114,512,023
Zero Coupon, 08/01/2024		10,066	10,020,424
Zero Coupon, 08/06/2024		9,735	9,684,035
Zero Coupon, 08/08/2024		28,506	28,348,282
Zero Coupon, 09/05/2024		87,506	86,669,766
Zero Coupon, 09/12/2024		35,156	34,782,507
Zero Coupon, 10/15/2024		14,168	13,949,942
Zero Coupon, 10/24/2024		57,174	56,224,080

Total Short-Term Investments (cost $354,228,986)			354,191,059

Total Investments – 110.0% (cost $4,426,588,598)(n)			4,238,961,012
Other assets less liabilities – (10.0)%			(383,621,059)

Net Assets – 100.0%			$3,855,339,953

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	500	September 2024	$56,765,625	$550,061
U.S. Long Bond (CBT) Futures	134	September 2024	15,853,875	393,298
U.S. T-Note 2 Yr (CBT) Futures	392	September 2024	80,053,750	195,494
U.S. T-Note 5 Yr (CBT) Futures	3,574	September 2024	380,910,219	1,995,923
U.S. Ultra Bond (CBT) Futures	101	September 2024	12,659,719	306,785

				$3,441,561

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	EUR	17,570	USD	18,917	08/08/2024	$67,801

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$2,707,569	$1,546,397	$1,161,172

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	17	$(2,306)	$(2,504)	$198
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	71	(9,459)	(8,361)	(1,098)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	110	(14,662)	(13,420)	(1,242)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	57	(7,627)	(6,200)	(1,427)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	106	(14,070)	(12,580)	(1,490)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	102	(13,538)	(11,961)	(1,577)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	86	(11,469)	(9,810)	(1,659)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)			Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	100		$(13,302)	$(11,378)	$(1,924)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	61		(8,159)	(5,594)	(2,565)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	0	***	(59)	(50)	(9)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	612		(81,292)	(44,441)	(36,851)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	66		(8,750)	(8,959)	209
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	55		(7,331)	(6,187)	(1,144)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	154		(20,397)	(16,118)	(4,279)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,476		(195,987)	(151,127)	(44,860)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	2,042		(271,131)	(131,130)	(140,001)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	889		(118,066)	(56,126)	(61,940)

							$(797,605)	$(495,946)	$(301,659)

*	Termination date

**	Principal amount less than 500.
***	Notional amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $975,957,109 or 25.3% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2024.
(f)	IO - Interest Only.

(g)	Inverse interest only security.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.51% of net assets as of June 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021-08/03/2023	$3,308,666	$3,284,829	0.09%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	9,505,064	8,960,538	0.23%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	251,996	232,144	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	7,254,438	6,776,689	0.18%

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2024.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2024.
(k)	Fair valued by the Adviser.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Non-income producing security.
(n)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,147,047 and gross unrealized depreciation of investments was $(213,405,758), resulting in net unrealized depreciation of $(183,258,711).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

OTC – Over-the-Counter

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,421,122,636	$—	$1,421,122,636
Corporates - Investment Grade	—	860,361,889	—	860,361,889
Mortgage Pass-Throughs	—	805,355,247	—	805,355,247
Collateralized Mortgage Obligations	—	256,298,711	—	256,298,711
Asset-Backed Securities	—	200,643,234	—	200,643,234
Commercial Mortgage-Backed Securities	—	95,186,881	—	95,186,881
Collateralized Loan Obligations	—	70,931,032	—	70,931,032
Inflation-Linked Securities	—	46,131,389	—	46,131,389
Agencies	—	35,890,259	—	35,890,259
Corporates - Non-Investment Grade	—	27,638,359	—	27,638,359
Emerging Markets - Corporate Bonds	—	22,311,846	—	22,311,846
Local Governments - US Municipal Bonds	—	21,733,412	—	21,733,412
Quasi-Sovereigns	—	14,119,803	—	14,119,803
Emerging Markets - Sovereigns	—	3,432,341	—	3,432,341
Governments - Sovereign Bonds	—	1,962,120	—	1,962,120
Common Stocks	—	—	1,650,794	1,650,794
Short-Term Investments	—	354,191,059	—	354,191,059

Total Investments in Securities	—	4,237,310,218	1,650,794	4,238,961,012
Other Financial Instruments(a):
Assets:
Futures	3,441,561	—	—	3,441,561
Forward Currency Exchange Contracts	—	67,801	—	67,801
Centrally Cleared Interest Rate Swaps	—	2,707,569	—	2,707,569
Liabilities:
Credit Default Swaps	—	(797,605)	—	(797,605)

Total	$3,441,561	$4,239,287,983	$1,650,794	$4,244,380,338

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.